Total Equity - Narrative (Details) $ in Millions, $ in Millions									2 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 CAD ($) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 CAD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares	Mar. 04, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Reduction of issued capital purchases for cancellation | $										$ 100.9	$ 118.0
Purchases and amortization | $										48.1	19.0
Dividends paid, other shares | $										$ 44.0	$ 45.8
Recipe
Disclosure of classes of share capital [line items]
Economic ownership percentage										59.80%	52.10%
Fairfax India
Disclosure of classes of share capital [line items]
Economic ownership percentage										72.00%	66.20%
Fairfax Africa
Disclosure of classes of share capital [line items]
Economic ownership percentage											38.00%
Subsequent event
Disclosure of classes of share capital [line items]
Cost of cancellation | $									$ 57.2
Retained earnings
Disclosure of classes of share capital [line items]
Reduction of issued capital purchases for cancellation | $										$ 15.7	$ 56.2
Dividends paid, other shares | $										44.0	45.8
Treasury shares (at cost)
Disclosure of classes of share capital [line items]
Purchases and amortization | $										$ 137.9	$ 104.4
Treasury shares (at cost) | Subsequent event
Disclosure of classes of share capital [line items]
Purchases and amortization | $									$ 17.4
Multiple voting shares
Disclosure of classes of share capital [line items]
Voting percentage of multiple voting shares										41.80%
Number of shares issued (in shares)	1,548,000	1,548,000					1,548,000	1,548,000		1,548,000	1,548,000
Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	27,124,093	27,124,093					27,467,964	27,467,964		27,124,093	27,467,964
Number of shares reserved for share-based payments (in shares)	1,696,357	1,696,357					1,385,665	1,385,665		1,696,357	1,385,665
Purchases for cancellation (in shares)										343,871	249,361
Cost of cancellation | $										$ 100.9	$ 118.0
Treasury shares acquired (in shares)										457,603	229,189
Subordinate voting shares | Subsequent event
Disclosure of classes of share capital [line items]
Purchases for cancellation (in shares)									137,923
Treasury shares acquired (in shares)									42,197
Series I
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)	45,452	45,452
Carrying value of amount converted	$ 1.1	$ 1.1
Series H
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)			286,891	286,891
Carrying value of amount converted			$ 6.8	$ 7.2
Series F
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)					1,472,998	1,472,998
Carrying value of amount converted					$ 33.7	$ 36.8
Series D
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)							1,499,258	1,499,258
Carrying value of amount converted							$ 34.1	$ 37.5